Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Expenses	Income tax expenses comprised of:
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Current	5,712	-	-	-
Deferred	541	924	11,095	1,587
	6,253	924	11,095	1,587

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2023, 2024 and 2025 applicable to the PRC operations to income tax expense were as follows:

	For the years ended December 31,
	2023	2024	2025
Statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs	(8.7)%	(10.1)%	(10.5)%
Effect of non-deductible expense	3.6%	2.6%	(0.8)%
Additional deduction for development and research expense	(5.6)%	(11.1)%	3.2%
Valuation allowance on deferred tax assets	-	-	(32.3)
Income tax expense	14.3%	6.4%	(15.4)%

Schedule of Deferred Tax Assets

The component of deferred tax assets are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets
Impairment of long-lived assets	7,611	8,658	1,238
Allowance for credit losses	2,558	2,743	392
Net operation loss	728	11,284	1,614
Others	226	499	71
Total deferred tax assets	11,123	23,184	3,315
Valuation allowance on deferred tax assets	-	(23,184)	(3,315)
Net off against deferred tax liabilities	(132)	-	-
Total net deferred tax assets	10,991	-	-

The component of deferred tax assets liabilities:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax liabilities
Fair value change gain	132	104	15
Total deferred tax liabilities	132	104	15
Net off against deferred tax assets	(132)	-	-
Net deferred tax liabilities	-	104	15